STOCK-BASED COMPENSATION (Transactions During Fiscal 2018-Stock Options) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 27, 2018 USD ($) $ / shares shares
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding at June 28, 2017, number of options	1,376,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	1,302,000	[1]
Exercised, number of options	(116,000)
Forfeited or canceled, number of options	(203,000)
Options outstanding at June 27, 2018, number of options	2,359,000	[1]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Options outstanding at June 28, 2017, weighted average exercise price | $ / shares	$ 45.46
Granted, weighted average exercise price | $ / shares	31.55
Exercised, weighted average exercise price | $ / shares	20.07
Forfeited or canceled, weighted average exercise price | $ / shares	47.27
Options outstanding at June 27, 2018, weighted average exercise price | $ / shares	$ 38.87
Share-based compensation arrangement by share-based payment award, options, exercisable, number	662,000
Share-based compensation arrangement by share-based payment award, options, exercisable, weighted average exercise price | $ / shares	$ 43.73
Share-based compensation arrangement by share-based payment award, options, outstanding, weighted average remaining contractual term	6 years
Share-based compensation arrangement by share-based payment award, options, exercisable, weighted average remaining contractual term	3 years 8 months 12 days
Share-based compensation arrangement by share-based payment award, options, outstanding, intrinsic value | $	$ 28,163
Share-based compensation arrangement by share-based payment award, options, exercisable, intrinsic value | $	$ 5,076
Stock Options With a Performance Condition [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	750,000	[1]
Options outstanding at June 27, 2018, number of options	750,000	[1]

[1]	There were 750,000 performance stock options granted in fiscal 2018, all of which were outstanding at June 27, 2018.